TRADE AND BILLS RECEIVABLE (Schedule of Aging Analysis of Trade Receivables) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Trade receivables	$ 8,028	¥ 51,027	¥ 61,447
Within 1 year [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	2,994	19,026	12,167
Between 1-2 years [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	803	5,106	20,125
Between 2-3 years [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	2,013	12,796	18,794
Over 3 years [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 2,218	¥ 14,099	¥ 10,361